                                 PRIME PORTFOLIO
                              CASH MANAGEMENT CLASS

                        Supplement dated October 1, 2001
 to the Prospectus dated December 29, 2000 and as supplemented December 29, 2000

This supplement supercedes and replaces in its entirety the supplement dated December 29, 2000.

At a meeting held on September 28-29, 2001, the Board of Directors of Short-Term Investments Co. (the "Company"), on behalf of the Prime Portfolio (the "fund"), approved a proposal to amend the investment advisory agreement between the Company and A I M Advisors, Inc. ("AIM"), and to solicit shareholders to approve the proposed amendment. The proposed amendment will revise the advisory fee rate for the fund. The new advisory fee rate, if approved by shareholders, will be 0.15% of the average daily net assets.

The Board of Directors of the Company has called a meeting of the fund's shareholders to be held on December 17, 2001, to vote on this proposal. Shareholders of record as of October 1, 2001, will be entitled to vote at the meeting. If the proposal is approved by shareholders, the new advisory fee rate will become effective on January 1, 2002.

Additionally, upon the shareholders' approval, AIM will contractually agree to waive half of its advisory fees for the fund through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the fund would be 0.075%.

The following replaces in its entirety the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

          "The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

     o    securities issued by the U.S. Government or its agencies;

     o bankers' acceptances, certificates of deposit and time deposits from banks;

     o    repurchase agreements;

     o    commercial paper;

     o    taxable municipal securities; and

     o    master notes.

     Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date."

                                 PRIME PORTFOLIO
                               INSTITUTIONAL CLASS

                        Supplement dated October 1, 2001
 to the Prospectus dated December 29, 2000 and as supplemented December 29, 2000

This supplement supercedes and replaces in its entirety the supplement dated December 29, 2000.

At a meeting held on September 28-29, 2001, the Board of Directors of Short-Term Investments Co. (the "Company"), on behalf of the Prime Portfolio (the "fund"), approved a proposal to amend the investment advisory agreement between the Company and A I M Advisors, Inc. ("AIM"), and to solicit shareholders to approve the proposed amendment. The proposed amendment will revise the advisory fee rate for the fund. The new advisory fee rate, if approved by shareholders, will be 0.15% of the average daily net assets.

The Board of Directors of the Company has called a meeting of the fund's shareholders to be held on December 17, 2001, to vote on this proposal. Shareholders of record as of October 1, 2001, will be entitled to vote at the meeting. If the proposal is approved by shareholders, the new advisory fee rate will become effective on January 1, 2002.

Additionally, upon the shareholders' approval, AIM will contractually agree to waive half of its advisory fees for the fund through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the fund would be 0.075%.

The following replaces in its entirety the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

          "The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

     o    securities issued by the U.S. Government or its agencies;

     o bankers' acceptances, certificates of deposit and time deposits from banks;

     o    repurchase agreements;

     o    commercial paper;

     o    taxable municipal securities; and

     o    master notes.

     Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date."

                                 PRIME PORTFOLIO
                            PERSONAL INVESTMENT CLASS

                        Supplement dated October 1, 2001
 to the Prospectus dated December 29, 2000 and as supplemented December 29, 2000

This supplement supercedes and replaces in its entirety the supplement dated December 29, 2000.

At a meeting held on September 28-29, 2001, the Board of Directors of Short-Term Investments Co. (the "Company"), on behalf of the Prime Portfolio (the "fund"), approved a proposal to amend the investment advisory agreement between the Company and A I M Advisors, Inc. ("AIM"), and to solicit shareholders to approve the proposed amendment. The proposed amendment will revise the advisory fee rate for the fund. The new advisory fee rate, if approved by shareholders, will be 0.15% of the average daily net assets.

The Board of Directors of the Company has called a meeting of the fund's shareholders to be held on December 17, 2001, to vote on this proposal. Shareholders of record as of October 1, 2001, will be entitled to vote at the meeting. If the proposal is approved by shareholders, the new advisory fee rate will become effective on January 1, 2002.

Additionally, upon the shareholders' approval, AIM will contractually agree to waive half of its advisory fees for the fund through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the fund would be 0.075%.

The following replaces in its entirety the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

          "The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

     o    securities issued by the U.S. Government or its agencies;

     o bankers' acceptances, certificates of deposit and time deposits from banks;

     o    repurchase agreements;

     o    commercial paper;

     o    taxable municipal securities; and

     o    master notes.

     Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date."

                                 PRIME PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                        Supplement dated October 1, 2001
 to the Prospectus dated December 29, 2000 and as supplemented December 29, 2000

This supplement supercedes and replaces in its entirety the supplement dated December 29, 2000.

At a meeting held on September 28-29, 2001, the Board of Directors of Short-Term Investments Co. (the "Company"), on behalf of the Prime Portfolio (the "fund"), approved a proposal to amend the investment advisory agreement between the Company and A I M Advisors, Inc. ("AIM"), and to solicit shareholders to approve the proposed amendment. The proposed amendment will revise the advisory fee rate for the fund. The new advisory fee rate, if approved by shareholders, will be 0.15% of the average daily net assets.

The Board of Directors of the Company has called a meeting of the fund's shareholders to be held on December 17, 2001, to vote on this proposal. Shareholders of record as of October 1, 2001, will be entitled to vote at the meeting. If the proposal is approved by shareholders, the new advisory fee rate will become effective on January 1, 2002.

Additionally, upon the shareholders' approval, AIM will contractually agree to waive half of its advisory fees for the fund through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the fund would be 0.075%.

The following replaces in its entirety the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

          "The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

     o    securities issued by the U.S. Government or its agencies;

     o bankers' acceptances, certificates of deposit and time deposits from banks;

     o    repurchase agreements;

     o    commercial paper;

     o    taxable municipal securities; and

     o    master notes.

     Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date."

                                 PRIME PORTFOLIO
                                  RESERVE CLASS

                        Supplement dated October 1, 2001
 to the Prospectus dated December 29, 2000 and as supplemented December 29, 2000

This supplement supercedes and replaces in its entirety the supplement dated December 29, 2000.

At a meeting held on September 28-29, 2001, the Board of Directors of Short-Term Investments Co. (the "Company"), on behalf of the Prime Portfolio (the "fund"), approved a proposal to amend the investment advisory agreement between the Company and A I M Advisors, Inc. ("AIM"), and to solicit shareholders to approve the proposed amendment. The proposed amendment will revise the advisory fee rate for the fund. The new advisory fee rate, if approved by shareholders, will be 0.15% of the average daily net assets.

The Board of Directors of the Company has called a meeting of the fund's shareholders to be held on December 17, 2001, to vote on this proposal. Shareholders of record as of October 1, 2001, will be entitled to vote at the meeting. If the proposal is approved by shareholders, the new advisory fee rate will become effective on January 1, 2002.

Additionally, upon the shareholders' approval, AIM will contractually agree to waive half of its advisory fees for the fund through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the fund would be 0.075%.

The following replaces in its entirety the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

          "The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

     o    securities issued by the U.S. Government or its agencies;

     o bankers' acceptances, certificates of deposit and time deposits from banks;

     o    repurchase agreements;

     o    commercial paper;

     o    taxable municipal securities; and

     o    master notes.

     Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date."

                                 PRIME PORTFOLIO
                                 RESOURCE CLASS

                        Supplement dated October 1, 2001
 to the Prospectus dated December 29, 2000 and as supplemented December 29, 2000

This supplement supercedes and replaces in its entirety the supplement dated December 29, 2000.

At a meeting held on September 28-29, 2001, the Board of Directors of Short-Term Investments Co. (the "Company"), on behalf of the Prime Portfolio (the "fund"), approved a proposal to amend the investment advisory agreement between the Company and A I M Advisors, Inc. ("AIM"), and to solicit shareholders to approve the proposed amendment. The proposed amendment will revise the advisory fee rate for the fund. The new advisory fee rate, if approved by shareholders, will be 0.15% of the average daily net assets.

The Board of Directors of the Company has called a meeting of the fund's shareholders to be held on December 17, 2001, to vote on this proposal. Shareholders of record as of October 1, 2001, will be entitled to vote at the meeting. If the proposal is approved by shareholders, the new advisory fee rate will become effective on January 1, 2002.

Additionally, upon the shareholders' approval, AIM will contractually agree to waive half of its advisory fees for the fund through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the fund would be 0.075%.

The following replaces in its entirety the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

          "The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

     o    securities issued by the U.S. Government or its agencies;

     o bankers' acceptances, certificates of deposit and time deposits from banks;

     o    repurchase agreements;

     o    commercial paper;

     o    taxable municipal securities; and

     o    master notes.

     Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date."

                                 PRIME PORTFOLIO
                                   SWEEP CLASS

     Supplement dated October 1, 2001 to the Prospectus dated March 2, 2001

At a meeting held on September 28-29, 2001, the Board of Directors of Short-Term Investments Co. (the "Company"), on behalf of the Prime Portfolio (the "fund"), approved a proposal to amend the investment advisory agreement between the Company and A I M Advisors, Inc. ("AIM"), and to solicit shareholders to approve the proposed amendment. The proposed amendment will revise the advisory fee rate for the fund. The new advisory fee rate, if approved by shareholders, will be 0.15% of the average daily net assets.

The Board of Directors of the Company has called a meeting of the fund's shareholders to be held on December 17, 2001, to vote on this proposal. Shareholders of record as of October 1, 2001, will be entitled to vote at the meeting. If the proposal is approved by shareholders, the new advisory fee rate will become effective on January 1, 2002.

Additionally, upon the shareholders' approval, AIM will contractually agree to waive half of its advisory fees for the fund through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the fund would be 0.075%.

                           SHORT-TERM INVESTMENTS CO.
                             LIQUID ASSETS PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated October 1, 2001 to
           the Statement of Additional Information dated March 2, 2001 as supplemented July 13, 2001, August 1, 2001 and September 18, 2001

The following information replaces in its entirety the section titled "GENERAL INFORMATION ABOUT THE COMPANY" - "DIRECTORS AND OFFICERS" on page B-5 of the Statement of Additional Information:

"DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



                                       POSITION(s)                             PRINCIPAL OCCUPATION(s) DURING
NAME, ADDRESS AND AGE             HELD WITH REGISTRANT                           AT LEAST THE PAST 5 YEARS
======================            ====================           ======================================================
*ROBERT H. GRAHAM (54)            Director, Chairman             Chairman, President and Chief Executive Officer, A I M
                                  and President                  Management Group Inc.; Chairman and President, A I M
                                                                 Advisors, Inc.; Director and Senior Vice President, A
                                                                 I M Capital Management, Inc.; Chairman A I M
                                                                 Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                                 Management Company; and Director and Vice Chairman,
                                                                 AMVESCAP PLC (parent of AIM and a global investment
                                                                 management firm).

FRANK S. BAYLEY (62)              Director                       Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                           Chairman, C.D. Stimson Company (private investment
Suite 2400                                                       company); and Trustee, The Badgley Funds.
San Francisco, CA  94111

--------
* Mr. Graham is an "interested person" of the Corporation and AIM as that term is defined in the 1940 Act.


                                       POSITION(s)                           PRINCIPAL OCCUPATION(s) DURING
NAME, ADDRESS AND AGE             HELD WITH REGISTRANT                          AT LEAST THE PAST 5 YEARS
=====================             ====================            =====================================================
BRUCE L. CROCKETT (57)            Director                        Director, ACE Limited (insurance company).  Formerly,
906 Frome Lane                                                    Director, President and Chief Executive Officer,
McLean, VA   22102                                                COMSAT Corporation; and Chairman, Board of Governors
                                                                  of INTELSAT (international communications company).

OWEN DALY II (77)                 Director                        Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                               company), CF & I Steel Corp., Monumental Life
Baltimore, MD   21210                                             Insurance Company and Monumental General Insurance
                                                                  Company; and Chairman of the Board of Equitable
                                                                  Bancorporation.

ALBERT R. DOWDEN (59)             Director                        Chairman of the Board of Directors, Cortland Trust,
1815 Central Park Drive                                           Inc. (investment company) and DHJ Media, Inc.; and
P.O. Box 774000 - PMB #222                                        Director, Magellan Insurance Company.  Formerly,
Steamboat Springs, CO 80477                                       Director, President and Chief Executive Officer, Volvo
                                                                  Group North America, Inc.; Senior Vice President, AB
                                                                  Volvo; and Director, The Hertz Corporation, Genmar
                                                                  Corporation (boat manufacturer), National Media
                                                                  Corporation and Annuity and Life Re (Holdings), Ltd.

EDWARD K. DUNN, JR. (66)          Director                        Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza                                                   Mercantile Mortgage Corp.; Vice Chairman of the Board
8th Floor, Suite 805                                              of Directors, President and Chief Operating Officer,
Baltimore, MD   21201                                             Mercantile-Safe Deposit & Trust Co.; and President,
                                                                  Mercantile Bankshares Corp.

JACK M. FIELDS (49)               Director                        Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                         Inc. (governmental affairs company).  Formerly, Member
Washington, DC 20003                                              of the U.S. House of Representatives.


                                      POSITION(s)                             PRINCIPAL OCCUPATION(s) DURING
NAME, ADDRESS AND AGE            HELD WITH REGISTRANT                            AT LEAST THE PAST 5 YEARS
=====================            ====================            ======================================================
**CARL FRISCHLING (64)           Director                        Partner, Kramer Levin Naftalis & Frankel LLP (law
919 Third Avenue                                                 firm).
New York, NY   10022

PREMA MATHAI-DAVIS (50)          Director                        Member, Visiting Committee, Harvard University
370 East 76th Street                                             Graduate School of Education, New School University.
New York, NY   10021                                             Formerly, Chief Executive Officer, YWCA of the USA;
                                                                 Commissioner,
                                                                 New York City
                                                                 Department of
                                                                 the Aging; and
                                                                 Commissioner,
                                                                 New York City
                                                                 Metropolitan
                                                                 Transportation
                                                                 Authority.

LEWIS F. PENNOCK (58)            Director                        Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057

RUTH H. QUIGLEY (66)             Director                        Private investor; and President, Quigley Friedlander &
1055 California Street                                           Co., Inc. (financial advisory services firm) from 1984
San Francisco, CA  94108                                         to 1986.

LOUIS S. SKLAR (62)              Director                        Executive Vice President, Development and Operations,
The Williams Tower                                               Hines Interests Limited Partnership (real estate
50th Floor                                                       development).
2800 Post Oak Blvd.
Houston, TX   77056

GARY T. CRUM (54)                Senior Vice                     Director and President, A I M Capital Management,
                                 President                       Inc.; Director and Executive Vice President, A I M
                                                                 Management Group Inc.; Director and Senior Vice
                                                                 President, A I M Advisors, Inc.; and Director, A I M
                                                                 Distributors, Inc. and AMVESCAP PLC (parent of AIM and
                                                                 a global investment management firm).

--------
** Mr. Frischling may be an "interested person" of the Corporation as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.


                                     POSITION(s)                           PRINCIPAL OCCUPATION(s) DURING
NAME, ADDRESS AND AGE           HELD WITH REGISTRANT                          AT LEAST THE PAST 5 YEARS
=====================           ====================             ======================================================
CAROL F. RELIHAN (46)           Senior Vice                      Director, Senior Vice President, General Counsel and
                                President and                    Secretary, A I M Advisors, Inc.; Director, Senior Vice
                                Secretary                        President, General Counsel and Secretary, A I M
                                                                 Management Group Inc.; Director, Vice President and
                                                                 General Counsel, Fund Management Company; Vice
                                                                 President, A I M Fund Services, Inc., A I M Capital
                                                                 Management, Inc. and A I M Distributors, Inc.

DANA R. SUTTON (42)             Vice President and               Vice President and Fund Treasurer, A I M Advisors, Inc.
                                Treasurer

MELVILLE B. COX (58)            Vice President                   Vice President and Chief Compliance Officer, A I M
                                                                 Advisors, Inc. and  A I M Capital Management, Inc.;
                                                                 and Vice President, A I M Fund Services, Inc.

KAREN DUNN KELLEY (41)          Vice President                   Senior Vice President, A I M Capital Management, Inc.;
                                                                 Director, Fund Management Company; and Vice President,
                                                                 A I M Advisors, Inc.

         The standing committees of the Board of Directors are the Audit Committee, the Capitalization Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Messrs. Bayley, Crockett, Daly, Dowden (Vice Chair), Dunn (Chair), Fields, Frischling (on leave of absence), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Capitalization Committee are Messrs. Daly, Graham (Chair) and Pennock. The Capitalization Committee is responsible for: (i) increasing or decreasing the aggregate number of shares of any class of the Company's common stock by classifying and reclassifying the Company's authorized but unissued shares of common stock, up to the Company's authorized capital;
(ii) fixing the terms of such classified or reclassified shares of common stock; and (iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the applicable portfolio's prospectuses, up to the Company's authorized capital.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Ms. Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested directors as long as the Corporation maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested directors; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested directors.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as directors, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

         All of the Company's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Company's executive officers hold similar offices with some or all of such investment companies."

                           SHORT-TERM INVESTMENTS CO.
                                 PRIME PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated October 10, 2001
         to the Statement of Additional Information dated March 2, 2001 as supplemented July 13, 2001, August 1, 2001 and September 18, 2001

The following information replaces in its entirety the section titled "GENERAL INFORMATION ABOUT THE COMPANY" - "DIRECTORS AND OFFICERS" on page B-4 of the Statement of Additional Information:

"DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

                                              POSITION(S)                    PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                    HELD WITH REGISTRANT                   AT LEAST THE PAST 5 YEARS
=====================                    ====================   ========================================================

*ROBERT H. GRAHAM (54)                      Director,           Chairman, President and Chief Executive Officer, A I M
                                            Chairman and        Management Group Inc.; Chairman and President, A I M
                                            President           Advisors, Inc.; Director and Senior Vice President,
                                                                A I M Capital Management, Inc.; Chairman, A I M
                                                                Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                                Management Company; and Director and Vice Chairman,
                                                                AMVESCAP PLC (parent of AIM and a global investment
                                                                management firm).

FRANK S. BAYLEY (62)                        Director            Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                          Chairman, C.D. Stimson Company (private investment
Suite 2400                                                      company); and Trustee, The Badgley Funds.
San Francisco, CA  94111

--------

* Mr. Graham is an "interested person" of the Corporation and AIM as that term is defined in the 1940 Act.

                                              POSITION(S)                    PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                    HELD WITH REGISTRANT                   AT LEAST THE PAST 5 YEARS
=====================                    ====================   ========================================================

BRUCE L. CROCKETT (57)                      Director            Director, ACE Limited (insurance company). Formerly,
906 Frome Lane                                                  Director, President and Chief Executive Officer, COMSAT
McLean, VA   22102                                              Corporation; and Chairman, Board of Governors of
                                                                INTELSAT (international communications company).

OWEN DALY II (77)                           Director            Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                             company), CF & I Steel Corp., Monumental Life Insurance
Baltimore, MD   21210                                           Company and Monumental General Insurance Company; and
                                                                Chairman of the Board of Equitable Bancorporation.

ALBERT R. DOWDEN (59)                       Director            Chairman of the Board of Directors, Cortland Trust,
1815 Central Park Drive                                         Inc. (investment company) and DHJ Media, Inc.; and
P.O. Box 774000 - PMB #222                                      Director, Magellan Insurance Company.  Formerly,
Steamboat Springs, CO 80477                                     Director, President and Chief Executive Officer, Volvo
                                                                Group North America, Inc.; Senior Vice President, AB
                                                                Volvo; and Director, The Hertz Corporation, Genmar
                                                                Corporation (boat manufacturer), National Media
                                                                Corporation and Annuity and Life Re (Holdings), Ltd.

EDWARD K. DUNN, JR. (66)                    Director            Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza                                                 Mercantile Mortgage Corp.; Vice Chairman of the Board
8th Floor, Suite 805                                            of Directors, President and Chief Operating Officer,
Baltimore, MD   21201                                           Mercantile-Safe Deposit & Trust Co.; and President,
                                                                Mercantile Bankshares Corp.

JACK M. FIELDS (49)                         Director            Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                       Inc. (governmental affairs company).  Formerly, Member
Washington, DC 20003                                            of the U.S. House of Representatives.

                                              POSITION(S)                    PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                    HELD WITH REGISTRANT                   AT LEAST THE PAST 5 YEARS
=====================                    ====================   ========================================================

**CARL FRISCHLING (64)                      Director            Partner, Kramer Levin Naftalis & Frankel LLP (law firm).
919 Third Avenue
New York, NY   10022

PREMA MATHAI-DAVIS (50)                     Director            Member, Visiting Committee, Harvard University Graduate
370 East 76th Street                                            School of Education, New School University.  Formerly,
New York, NY   10021                                            Chief Executive Officer, YWCA of the USA; Commissioner,
                                                                New York City Department of the Aging; and Commissioner,
                                                                New York City Metropolitan Transportation Authority.

LEWIS F. PENNOCK (58)                       Director            Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057

RUTH H. QUIGLEY (66)                        Director            Private investor; and President, Quigley Friedlander &
1055 California Street                                          Co., Inc. (financial advisory services firm) from 1984
San Francisco, CA  94108                                        to 1986.

LOUIS S. SKLAR (62)                         Director            Executive Vice President, Development and Operations,
The Williams Tower                                              Hines Interests Limited Partnership (real estate
50th Floor                                                      development).
2800 Post Oak Blvd.
Houston, TX   77056

GARY T. CRUM (54)                           Senior Vice         Director and President, A I M Capital Management, Inc.;
                                            President           Director and Executive Vice President, A I M Management
                                                                Group Inc.; Director and Senior Vice President, A I M
                                                                Advisors, Inc.; and Director, A I M Distributors, Inc.
                                                                and AMVESCAP PLC (parent of AIM and a global investment
                                                                management firm).


----------

** Mr. Frischling may be an "interested person" of the Corporation as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                                              POSITION(S)                    PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                    HELD WITH REGISTRANT                   AT LEAST THE PAST 5 YEARS
=====================                    ====================   ========================================================

CAROL F. RELIHAN (46)                       Senior Vice         Director, Senior Vice President, General Counsel and
                                            President and       Secretary, A I M Advisors, Inc.; Director, Senior Vice
                                            Secretary           President, General Counsel and Secretary, A I M
                                                                Management Group Inc.; Director, Vice President and
                                                                General Counsel, Fund Management Company; Vice
                                                                President, A I M Fund Services, Inc., A I M Capital
                                                                Management, Inc. and A I M Distributors, Inc.

DANA R. SUTTON (42)                         Vice President      Vice President and Fund Treasurer, A I M Advisors, Inc.
                                            and Treasurer

MELVILLE B. COX (58)                        Vice President      Vice President and Chief Compliance Officer, A I M
                                                                Advisors, Inc. and A I M Capital Management, Inc.; and
                                                                Vice President, A I M Fund Services, Inc.

KAREN DUNN KELLEY (41)                      Vice President      Senior Vice President, A I M Capital Management, Inc.;
                                                                Director, Fund Management Company; and Vice President,
                                                                A I M Advisors, Inc.

         The standing committees of the Board of Directors are the Audit Committee, the Capitalization Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Messrs. Bayley, Crockett, Daly, Dowden (Vice Chair), Dunn (Chair), Fields, Frischling (on leave of absence), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Capitalization Committee are Messrs. Daly, Graham (Chair) and Pennock. The Capitalization Committee is responsible for: (i) increasing or decreasing the aggregate number of shares of any class of the Company's common stock by classifying and reclassifying the Company's authorized but unissued shares of common stock, up to the Company's authorized capital;
(ii) fixing the terms of such classified or reclassified shares of common stock; and (iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the applicable portfolio's prospectuses, up to the Company's authorized capital.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Ms. Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested directors as long as the Corporation maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested directors; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested directors.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as directors, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

         All of the Company's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Company's executive officers hold similar offices with some or all of such investment companies."

At a meeting held on September 28-29, 2001, the Board of Directors of Short-Term Investments Co. (the "Company"), on behalf of the Prime Portfolio (the "fund"), approved a proposal to amend the investment advisory agreement between the Company and A I M Advisors, Inc. ("AIM"), and to solicit shareholders to approve the proposed amendment. The proposed amendment will revise the advisory fee rate for the fund. The new advisory fee rate, if approved by shareholders, will be 0.15% of the average daily net assets.

The Board of Directors of the Company has called a meeting of the fund's shareholders to be held on December 17, 2001, to vote on this proposal. Shareholders of record as of October 1, 2001, will be entitled to vote at the meeting. If the proposal is approved by shareholders, the new advisory fee rate will become effective on January 1, 2002.

Additionally, upon the shareholders' approval, AIM will contractually agree to waive half of its advisory fees for the fund through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the fund would be 0.075%.